Equity-Accounted Joint Ventures - Excalibur and Excelsior Joint Ventures - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		33.00%
Asset Impairment Charges	$ 7.5